Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations results of operations
	Years Ended December 31,
	2019	2018

Lease Revenues	$460	12,098

Cost of operations:
Depreciation, depletion and amortization	17	3,161
Operating expenses	248	1,742
Property taxes	41	1,286
Management company indirect	—	1,360
Corporate expenses	—	1,462
Total cost of operations	306	9,011

Total operating profit	154	3,087

Interest expense	—	(587)
Gain on sale of buildings	9,244	164,915

Income before income taxes	9,398	167,415
Provision for (benefit from) income taxes	2,542	45,286

Income from discontinued operations	$6,856	122,129

Discontinued operations balance sheet components
December 31
Assets:	2018
Real estate investments at cost:
Land	$546
Buildings and improvements	3,315
Projects under construction	—
Total investments in properties	3,861
Less accumulated depreciation and depletion	2,374
Net investments in properties	1,487

Accounts receivable, net	910
Unrealized rents	473
Deferred costs	354
Other assets	—
Assets of discontinued operations	$3,224

Liabilities:
Secured notes payable, current portion	$—
Secured notes payable, less current portion	—
Accounts payable and accrued liabilities	205
Deferred revenue	45
Tenant security deposits	38
Liabilities of discontinued operations	$288